Balances and Transactions with Related Parties - Summary of Compensation Paid to Members of the Board of Directors (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Chile Board	$ 2,360,041	$ 2,552,181	$ 2,566,731
Enel Chile Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Chile Board	532,472	519,795	515,875
Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Chile Board	104,612	103,989	100,944
HermanChadwickPineraMember | Enel Chile Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Chile Board	216,204	207,918	206,350
Fernan Gazmuri Plaza [Member] | Enel Chile Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Chile Board	105,796	103,959	103,175
Fernan Gazmuri Plaza [Member] | Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Chile Board	34,466	34,663	33,648
Pedro Pablo Cabrera Gaete [Member] | Enel Chile Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Chile Board	108,102	103,959	103,175
Pedro Pablo Cabrera Gaete [Member] | Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Chile Board	36,028	34,663	33,648
Juan Gerardo Jofre Miranda [Member] | Enel Chile Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Chile Board	25,910	103,959	103,175
Juan Gerardo Jofre Miranda [Member] | Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Chile Board	8,637	$ 34,663	$ 33,648
Luis Gonzalo Palacios Vasquez [Member] | Enel Chile Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Chile Board	76,460
Luis Gonzalo Palacios Vasquez [Member] | Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Chile Board	$ 25,481